Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Non-employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at January 1, 2014	30,000	3.96
Granted	389,965	7.89
Vested	(5,000)	3.96

Unvested at December 31, 2014	414,965	7.65

Granted	300,000	12.94
Vested	(237,779)	7.56

Unvested at December 31, 2015	477,186	11.02

Granted	878,726	10.98
Vested	(145,514)	10.61
Forfeited	(158,000)	10.83

Unvested at December 31, 2016	1,052,398	11.07

Founder
Share-based compensation
Schedule of assumptions used to calculate estimated fair value of each option grant

2015
Expected volatility	36%~38%
Risk-free interest rate (per annum)	2.74%~2.79%
Exercise multiples	2.0
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	16.70~16.93

Vesting Based On Service | Employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014	27,150,848	3.77
Granted	14,588,400	8.43
Vested	(6,385,905)	3.71
Forfeited	(3,649,817)	5.07

Unvested at December 31, 2014	31,703,526	5.77

Granted	18,295,642	14.37
Vested	(7,130,556)	4.96
Forfeited	(3,934,276)	9.73

Unvested at December 31, 2015	38,934,336	9.56

Granted	58,376,008	12.85
Vested	(8,547,278)	7.93
Forfeited	(6,967,648)	10.66

Unvested at December 31, 2016	81,795,418	11.98

Schedule of service-based share options activity

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2014	26,912,328	3.96	9.4	—
Granted	2,745,000	8.20
Exercised	(849,844)	3.96
Forfeited or cancelled	(2,606,232)	4.31
Expired	—

Outstanding as of December 31, 2014	26,201,252	4.37	8.5	189,729

Granted	5,652,500	13.17
Exercised	(2,694,404)	4.07
Forfeited or cancelled	(1,724,726)	6.07
Expired	—

Outstanding as of December 31, 2015	27,434,622	6.10	8.1	275,040

Granted	—
Exercised	(2,820,648)	3.97
Forfeited or cancelled	(2,954,958)	7.21
Expired	—

Outstanding as of December 31, 2016	21,659,016	6.23	7.3	142,433

Vested and expected to vest as of December 31, 2016	19,493,114	6.23	7.3	128,190
Exercisable as of December 31, 2016	8,952,222	5.02	6.9	69,274

Schedule of assumptions used to calculate estimated fair value of each option grant

	2014	2015
Expected volatility	52%~53%	33%~50%
Risk-free interest rate (per annum)	2.42%~3.50%	2.17%~2.65%
Exercise multiples	2.8	2.0~2.8
Expected dividend yield	—	—
Expected term (in years)	10.0	10.0
Fair value of the underlying shares on the date of option grants (US$)	6.33~12.51	11.57~14.69

Vesting Based On Performance | Employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014	—	—
Granted	1,515,151	6.33
Vested	—	—
Forfeited	(48,493)	6.33

Unvested at December 31, 2014	1,466,658	6.33

Granted	—	—
Vested	(188,936)	6.33
Forfeited	(401,358)	6.33

Unvested at December 31, 2015	876,364	6.33

Granted	—	—
Vested	(118,540)	6.33
Forfeited	(447,822)	6.33

Unvested at December 31, 2016	310,002	6.33